FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping

(in thousands of $)		June 30,		December 31,
		2021		2020
	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash, cash equivalents	Level 1	144,151	144,151	128,878	128,878
Restricted cash	Level 1	56	56	84	84
Derivative instruments receivable	Level 2	3,100	3,100	109	109
Derivative instruments payable	Level 2	(12,958)	(12,958)	(23,434)	(23,434)
Floating rate debt	Level 2	(1,357,493)	(1,376,070)	(1,120,172)	(1,135,616)
Fixed rate debt	Level 2	(275,529)	(291,665)	(281,307)	(306,621)